MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2018 and 2019:

	December 31, 2018
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$77,758	$(228)	$8	$77,538
U.S. agencies debentures	6,692	(23)	2	6,671

Total	$84,450	$(251)	$10	$84,209

*) Out of the unrealized losses, an amount of $149 has been in a continuous unrealized loss position for twelve months or longer.

	December 31, 2019
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$104,952	$(21)	$651	$105,582
U.S. agencies debentures	81,227	(10)	21	81,238

Total	$186,179	$(31)	$672	$186,820

*) Out of the unrealized losses, an amount of $5 has been in a continuous unrealized loss position for twelve months or longer.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2018 and 2019, by contractual years-to maturity:

	December 31,
	2018		2019
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$60,062	$59,948	$132,321	$132,412
Due between one and four years	24,388	24,261	53,858	54,408

	$84,450	$84,209	$186,179	$186,820